Schedule of mileage program (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
DisclosureOfMileageProgramLineItems [Line Items]
Total	R$ 1,617,131	R$ 1,580,962
Current	1,298,782	1,258,502
Non-current	318,349	322,460
Mileage Program [Member]
DisclosureOfMileageProgramLineItems [Line Items]
Total	2,097,432	2,150,914
Breakage [Member]
DisclosureOfMileageProgramLineItems [Line Items]
Total	R$ (480,301)	R$ (569,952)